Investment Portfolio
(UNAUDITED) | 03.31.2024
CARILLON CHARTWELL SHORT DURATION BOND FUND
CORPORATE BONDS - 42.6%	Principal Amount	Value
Aerospace & defense - 0.5%
AAR Escrow Issuer LLC, 144A, 6.75%, 03/15/29	$60,000	$60,462
Auto manufacturers - 1.3%
Ford Motor Credit Co., LLC, 4.06%, 11/01/24	100,000	98,961
General Motors Financial Co., Inc., 5.40%, 04/06/26	60,000	60,022
Auto parts & equipment - 0.1%
Aptiv PLC/Aptiv Corp., 2.40%, 02/18/25	15,000	14,560
Banks - 7.2%
Bank of America Corp.,
(Fixed until 09/25/24, then SOFR + 0.91%), 0.98%, 09/25/25	100,000	97,683
(Fixed until 11/10/27, then SOFR + 1.99%), 6.20%, 11/10/28	80,000	82,757
(3 Month Term SOFR + 1.03%), 6.30%, 02/05/26	85,000	85,327
Bank of Montreal (Fixed until 01/22/26, then SOFR + 0.60%), 0.95%, 01/22/27	25,000	23,175
Citigroup, Inc. (Fixed until 04/24/24, then 3 Month Term SOFR + 1.16%), 3.35%, 04/24/25	115,000	114,809
JPMorgan Chase & Co.,
(Fixed until 02/04/26, then 3 Month Term SOFR + 0.70%), 1.04%, 02/04/27	175,000	161,955
(Fixed until 02/24/25, then SOFR + 0.92%), 2.60%, 02/24/26	75,000	73,062
The Bank of New York Mellon (Fixed until 11/21/24, then SOFR + 0.80%), 5.22%, 11/21/25	100,000	99,818
The PNC Financial Services Group, Inc. (Fixed until 01/21/27, then SOFR + 1.34%), 5.30%, 01/21/28	75,000	75,085
Truist Financial Corp. (Fixed until 01/26/28, then SOFR + 1.44%), 4.87%, 01/26/29	75,000	73,756
Biotechnology - 0.9%
Amgen, Inc., 5.15%, 03/02/28	110,000	110,705
Capital markets - 4.3%
Ares Capital Corp., 4.25%, 03/01/25	100,000	98,360
Jefferies Financial Group, Inc., 5.88%, 07/21/28	55,000	55,989
Morgan Stanley (Fixed until 04/28/25, then SOFR + 1.99%), 2.19%, 04/28/26	25,000	24,119
State Street Corp. (Fixed until 02/07/27, then SOFR + 0.73%), 2.20%, 02/07/28	160,000	148,330
The Goldman Sachs Group, Inc.,
3.50%, 11/16/26	75,000	71,956
(Fixed until 06/05/27, then 3 Month Term SOFR + 1.77%), 3.69%, 06/05/28	140,000	133,954
Chemicals - 0.4%
EIDP, Inc., 1.70%, 07/15/25	50,000	47,727
Computers - 0.8%
Dell International LLC/EMC Corp., 5.25%, 02/01/28	100,000	101,213
Consumer finance - 1.0%
American Express Co., (Fixed until 10/30/25, then SOFR + 1.33%), 6.34%, 10/30/26	125,000	126,649
Distributors - 0.2%
Genuine Parts Co., 1.75%, 02/01/25	25,000	24,192
Diversified financial services - 1.6%
GGAM Finance Ltd., 144A, 8.00%, 02/15/27	120,000	123,902
Macquarie Airfinance Holdings Ltd., 144A, 8.38%, 05/01/28	65,000	68,898
Electric - 0.1%
NSG Holdings LLC/NSG Holdings, Inc., 144A, 7.75%, 12/15/25	11,451	11,336
Electric utilities - 1.2%
Duke Energy Corp., 5.00%, 12/08/25	150,000	149,535
Electrical components & equipment - 0.8%
WESCO Distribution, Inc., 144A, 7.13%, 06/15/25	100,000	100,065
Entertainment - 2.3%
Warnermedia Holdings, Inc.,
3.76%, 03/15/27	110,000	104,976
6.41%, 03/15/26	170,000	170,003
Equity real estate investment trusts (REITs) - 1.4%
Simon Property Group LP,
1.38%, 01/15/27	130,000	118,243
3.50%, 09/01/25	50,000	48,817
Financial services - 1.0%
NMI Holdings, Inc., 144A, 7.38%, 06/01/25	125,000	126,253
Food - 0.5%
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.13%, 02/01/28	65,000	64,009
Health care providers & services - 1.7%
CVS Health Corp.,
2.63%, 08/15/24	50,000	49,436
5.00%, 02/20/26	85,000	84,703
Elevance Health, Inc., 2.38%, 01/15/25	70,000	68,282
Healthcare-services - 1.6%
HCA, Inc., 5.20%, 06/01/28	200,000	200,566
IT services - 1.3%
International Business Machines Corp., 4.50%, 02/06/28	160,000	158,561
Life sciences tools & services - 1.4%
Thermo Fisher Scientific, Inc., 1.22%, 10/18/24	175,000	170,958
Machinery - 0.5%
Hillenbrand, Inc., 5.75%, 06/15/25	60,000	59,911
Machinery-diversified - 0.8%
John Deere Capital Corp., 4.80%, 01/09/26	100,000	99,709
Media - 0.3%
Comcast Corp., 5.25%, 11/07/25	40,000	40,162
Mortgage real estate investment trusts (REITs) - 1.0%
Starwood Property Trust, Inc., 4.75%, 03/15/25	125,000	122,819
Oil, gas & consumable fuels - 1.3%
New Fortress Energy, Inc., 144A, 6.75%, 09/15/25	88,000	87,400
Western Midstream Operating LP, VR, 3.10%, 02/01/25	75,000	73,383
Packaging & containers - 0.2%
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26	25,000	24,585
Pharmaceuticals - 0.6%
Teva Pharmaceutical Finance Netherlands III BV, 6.00%, 04/15/24	75,000	74,908
Pipelines - 1.5%
DCP Midstream Operating LP, 5.38%, 07/15/25	62,000	61,767
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 144A, SB, 9.00%, 10/15/26	50,000	50,567
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 144A, 7.38%, 02/15/29	65,000	65,389
Private equity - 0.9%
HAT Holdings I LLC/HAT Holdings II LLC, 144A, 6.00%, 04/15/25	105,000	104,575
Semiconductors & semiconductor equipment - 1.2%
Intel Corp.,
3.75%, 08/05/27	25,000	24,172
4.88%, 02/10/28	125,000	125,308
Software - 0.4%
Oracle Corp., 5.80%, 11/10/25	45,000	45,371
Technology hardware, storage & peripherals - 0.9%
Hewlett Packard Enterprise Co., 1.75%, 04/01/26	115,000	107,340
Tobacco - 1.0%
Philip Morris International, Inc., 4.88%, 02/13/29	125,000	124,204
Transportation - 0.4%
Canadian Pacific Railway Co., 1.35%, 12/02/24	50,000	48,616
Total corporate bonds (cost $5,234,760)		5,223,355

U.S. TREASURIES - 39.1%
U.S. Treasury Inflation Indexed Notes, 0.13%, 04/15/27	125,619	118,358
U.S. Treasury Notes,
0.25%, 06/15/24	15,000	14,843
0.38%, 09/15/24	250,000	244,565
0.38%, 11/30/25	375,000	348,882
0.75%, 11/15/24	550,000	535,074
1.00%, 12/15/24	345,000	335,071
1.13%, 08/31/28	330,000	288,557
1.50%, 08/15/26	30,000	27,958
1.50%, 01/31/27	670,000	617,865
1.63%, 09/30/26	310,000	289,160
2.13%, 05/15/25	175,000	169,593
2.38%, 05/15/27	240,000	225,844
3.13%, 08/15/25	370,000	361,574
4.13%, 09/30/27	630,000	625,103
4.25%, 09/30/24	600,000	596,994
Total U.S. Treasuries (cost $4,841,208)		4,799,441
Total investment portfolio (cost $10,075,968) - 81.7%		10,022,796
Other assets in excess of liabilities - 18.3%		2,250,925
Total net assets - 100.0%		$12,273,721

144A - Securities are purchased under Rule 144A of the Securities Act of 1933 or are private placements and, unless registered under the Securities Act of 1933 or exempted from registration, generally may only be sold to qualified institutional buyers.

VR - Variable rate security. Interest rate adjusts periodically based on changes in current interest rates. Rate shown is the rate in effect as of the date of this report.
SB - Step bond. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown is the rate in effect as of the date of this report.

Fair value measurements | The Fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined as:

Level 1—Valuations based on unadjusted quoted prices for identical securities in active markets;
Level 2—Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and
Level 3—Valuations based on inputs that are unobservable and significant to the fair value measurement, and may include the Valuation Committee’s own assumptions on determining fair value of investments.

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment and the volume and/or level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Valuation Committee, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the valuation date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Investments falling into the Level 3 category may be classified as such due to a lack of market transparency and corroboration to support the quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable entity data.

All investments are categorized as Level 2 as of the date of this report.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.